Legal Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Legal Contingencies
(15)	Legal Contingencies

Various legal claims arise from time to time in the normal course of business which, in the opinion of management, will not have a material effect on the Company’s financial statements. As of December 31, 2016, there is no pending or threatened litigation of which management is aware.